EARNINGS (LOSS) PER SHARE (Details - Per share info) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss attributable to common stockholders (basic)	$ (1,076,881)	$ (1,063,554)
Weighted Average Number of Shares Outstanding, Basic	273,238,664	195,264,873
Weighted Average Number of Shares Outstanding, Diluted	273,238,664	195,264,873
Earnings Per Share, Basic	$ (0.00)	$ (0.01)
Earnings Per Share, Diluted	$ (0.00)	$ (0.01)